SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 21-SUSEQUENT EVENT

In 2011, the Bank elected to convert from an OCC regulated, federally-chartered financial institution to a state-chartered savings bank. The Bank received approval for this conversion from the Commonwealth of Pennsylvania on December 27, 2011 and from the FDIC on January 20, 2012. The Bank will therefore be regulated by the Pennsylvania Department of Banking and the FDIC. As a result, the name of the Bank was changed from Third Federal Bank to 3rd Fed Bank. The official charter conversion became effective January 30, 2012.